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                       U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2



1.  Name and address of issuer:

    Northwestern Mutual Series Fund, Inc.
    720 East Wisconsin Avenue
    Milwaukee, Wisconsin  53202

2.  Name of each series or class of funds for which this notice is filed:

    Common stock for all nine portfolios: Index 500 Stock, Growth Stock, Growth & Income Stock, Aggressive Growth Stock, International Equity, Select Bond, High Yield Bond, Money Market and Balanced Portfolios.

3.  Investment Company Act File Number: 811-3990

    Securities Act File Number: 2-89971


4.  Last day of fiscal year for which this notice is filed:

    December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                 / /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year,


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    but which remained unsold at the beginning of the fiscal year:


                                         -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                         -0-

9.  Number and aggregate sale price of securities sold during the fiscal year:

         Number:    217,143,922*
         Amount:   $338,212,630*

    *Excludes 454,881,863 shares and $708,500,791 of aggregate sale price for securities sold to unmanaged separate accounts offering interests therein that are registered under the Securities Act and on which a registration fee has been or will be paid, in accordance with Instruction B.5 to Form 24f-2.


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         Number:    217,143,922
         Amount:   $338,212,630


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

    Included in Item 9 as permitted by the instructions.


12. Calculation of registration fee:

    (i)  Aggregate sale price of securities                $338,212,630
         sold during the fiscal year in                    ------------
         reliance on rule 24f-2 (from Item 10):


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    (ii) Aggregate price of shares issued in               +    --
         connection with dividend reinvestment             ----------
         plans (from Item 11, if applicable):

     (iii)Aggregate price of shares redeemed               - 85,786,698
         or repurchased during the fiscal year             ------------
         if applicable):

         #Excludes $185,516,680 aggregate sale
         price for shares excluded in Item 9 above.

    (iv) Aggregate price of shares redeemed or             +    NA
         repurchased and previously applied as a           ----------
         reduction to filing fees pursuant to rule
         24e-2 (if applicable):

    (v)  Net aggregate price of securities sold            252,425,932
         issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

    (vi) Multiplier prescribed by Section 6(b)             x .0003030303
         of the Securities Act of 1933 or other            -------------
         applicable law or regulation:

    (vii)Fee due [line (i) or line (v) multiplied           $ 76,492.71
         by line (vi)]:                                    ------------
                                                           ------------

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                /X/

    Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:

    February 14, 1997


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                                      SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By: /s/BARBARA E. COURTNEY
    -----------------------------------
    Barbara E. Courtney
    Controller, Northwestern Mutual Series Fund, Inc.

Date:    February 14, 1997


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                                                 February 14, 1997




Northwestern Mutual Series Fund, Inc.
720 East Wisconsin Avenue
Milwaukee, WI  53202

Gentlemen:

    In my capacity as Secretary of Northwestern Mutual Series Fund, Inc. (the "Company") I have acted as counsel for the Company in connection with the Rule 24f-2 Notice dated February 14, 1997 which is to be filed with the Securities and Exchange Commission under the Investment Company Act of 1940 with respect to certain shares of common stock, $.01 par value, of the Company. I have examined the Articles of Incorporation and By-Laws of the Company and the proceedings taken and instruments executed in connection with the authorization and issuance of said common stock and have also examined such other corporate records, certificates and other documents and such questions of law as I have considered necessary or appropriate for the purposes of this opinion. On the basis of such examination, it is my opinion that:

    1. The Company is a corporation duly incorporated and validly existing under the laws of the State of Maryland.

    2. The securities of the Company which are the subject of the Rule 24f-2 Notice referred to above, the registration of which the Notice makes definite in number, were legally issued, fully paid and nonassessable.

    The additional filing fee specified in Rule 24f-2 is $76,492.71. The calculation of this amount is based on the methodology refected in the Rule 24f-2 Notice and the instructions cited therein.


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Northwestern Mutual
  Series Fund, Inc.
February 14, 1997


    I hereby consent to the filing of this opinion as an exhibit to the Rule 24f-2 Notice.

                                                 Very truly yours,


                                                 /s/MERRILL C. LUNDBERG
                                                 Merrill C. Lundberg
                                                 Secretary
                                                 Northwestern Mutual Series
                                                 Fund, Inc.